FIRST AMERICAN STRATEGY FUNDS, INC.



                               SEMI-ANNUAL REPORT

                                                                  MARCH 31, 1997



[LOGO] FIRST AMERICAN FUNDS
       The power of disciplined investing





TABLE OF CONTENTS

MESSAGE FROM YOUR CHAIRMAN                                  2

ECONOMIC & INVESTMENT REVIEW                                3

STATEMENTS OF NET ASSETS                                    6

STATEMENTS OF OPERATIONS                                   10

STATEMENTS OF CHANGES IN NET ASSETS                        11

FINANCIAL HIGHLIGHTS                                       12

NOTES TO FINANCIAL STATEMENTS                              14





MESSAGE FROM YOUR CHAIRMAN                                        MARCH 31, 1997


Dear Shareholder:

I am pleased to share with you the first financial report of the First American Strategy Funds. The First American Strategy Funds were created to provide investors easier, more simplified access to professional asset allocation decisions related to specific investment objectives. Studies have indicated that asset allocation decisions are one of the most important factors in meeting your financial goals and objectives. The growth of the Strategy Funds after the first six months of operation is on target and we expect even faster growth in the next six months. The Strategy Funds are available to help investors reach their financial goals.

On the following pages you will find an Economic and Investment Review from First Asset Management, investment advisor to the First American Strategy Funds. It is important to note that the portfolio managers of First Asset Management average in excess of 20 years investment experience. These professionals have experienced all types of markets. We cannot predict the direction of the markets but you can be assured that your Strategy Funds are being managed by experienced investment professionals utilizing a disciplined approach.

In closing, we want to thank you for your support of First American Strategy Funds. We look forward to serving you now and in the future.

Sincerely,


/s/ Joseph D. Strauss
JOSEPH D. STRAUSS
Chairman
First American Strategy Funds




ECONOMIC AND INVESTMENT REVIEW                                    MARCH 31, 1997


During the last half-year, the anomaly of an above-trend, non-inflationary economy has many market-watchers, including Federal Reserve Chairman Alan Greenspan, feeling uncomfortable. By all historical accounts, with economic growth as strong as it is this late in the economic expansion, inflation should have accelerated, but instead has held at 3% or less. In prior cycles we might well have experienced tight monetary policy and seen the prospect of a recession. The current expansion has avoided such an awful fate in large part because of productivity improvements and intense competitive price pressure in both the manufacturing and service sectors. In effect, the growth rate of productive capacity has kept up with the growth rate of the economy, working to stop inflation before it starts.

Of late, strong consumer demand has pushed economic growth to a faster rate than the Fed would like. Contributing to consumers' confidence and expenditure rate are a strong job market, tax refunds and appreciation in financial asset values. Aggressive price discounting in almost every segment of the economy from automobiles to long distance service has only added fuel to the consumption fire. While discount pricing strategies combined with plenty of available credit have caused consumer spending to get ahead of itself, we expect it to decelerate. Having financed expenditures on credit cards or home equity loans, many consumers have built up a significant debt burden. As they begin to pay off their balances in the face of higher interest rates and satisfied pent-up demand, consumers will cease to be the driver of above-trend economic growth and the economy should settle back to a more moderate, noninflationary pace.

In addition to a slowdown in consumer expenditures, a deceleration of capital spending should help moderate economic growth. We saw explosive growth in capital spending in the early 1990's as companies made an effort to streamline operations, become automated and enhance productivity. Now much of the big spending has been completed. We can expect capital spending to remain a stable, growing part of GDP, but not the booming sector it has been for the last several years.

Further contributing to the moderation of economic growth is a stronger dollar, making U.S. goods more expensive to foreign buyers and encouraging consumption of imports at home. A deteriorating trade balance will act as a drag on economic growth.

With final demand decelerating and corporate profitability high in its historical range, surprising year over year gains in corporate earnings will be more difficult to attain in coming quarters. Despite gains in productivity, there is a real risk that rising labor costs will pressure corporate profits and, to the extent that competitive pressures allow, companies will try to raise prices. We can infer that the Fed has shown concern about this possibility from its recent tightening of credit. Given its explicit anti-inflation charter, we can be reasonably sure that the Fed will adopt whatever level of monetary stringency is required to offset the level of perceived inflation risk.

Tighter monetary policy and a more difficult profit environment do not necessarily spell the end to the long term advance for equities, but they do make the market more prone to sharp pullbacks from time to time. All told, equity returns in 1997 are unlikely to match the robust gains of 1995 and 1996. Even so, we still believe that the long term market advance is intact and First Asset Management will make use of market oscillations to substitute undervalued stocks for those holdings which have become fully priced.

                               THE STOCK MARKET

This line graph depicts the Stock Market value of the S&P 500 & NASDAQ Composite

      S&P 500 NASDAQ Composite                S&P 500 NASDAQ Composite
        164     242                     90      329     370
Jan-85  172     261                     Jan-91  325     377
Feb-85  181     286                     Feb-91  362     443
Mar-85  179     281                     Mar-91  372     469
Apr-85  181     281                     Apr-91  380     496
May-85  185     287                     May-91  378     491
Jun-85  189     290                     Jun-91  378     490
Jul-85  193     302                     Jul-91  380     489
Aug-85  188     298                     Aug-91  389     513
Sep-85  184     288                     Sep-91  387     521
Oct-85  186     285                     Oct-91  387     529
Nov-85  197     304                     Nov-91  386     537
85      207     320                     91      389     544
Jan 86  208     329                     Jan-92  416     616
Feb 86  219     349                     Feb-92  413     632
Mar-86  232     368                     Mar-92  407     620
Apr-86  238     383                     Apr-92  407     583
May 86  238     388                     May-92  415     581
Jun-86  245     399                     Jun-92  408     567
Jul-86  240     386                     Jul-92  415     569
Aug-86  245     376                     Aug-92  418     569
Sep-86  238     358                     Sep-92  418     581
Oct-86  237     355                     Oct-92  413     585
Nov-86  245     358                     Nov-92  423     631
86      249     355                     92      436     661
Jan-87  265     384                     Jan-93  435     691
Feb-87  281     412                     Feb-93  442     682
Mar-87  292     432                     Mar-93  450     684
Apr-87  289     423                     Apr-93  443     665
May-87  289     417                     May-93  445     686
Jun-87  301     424                     Jun-93  448     695
Jul-87  310     429                     Jul-93  447     703
Aug-87  329     448                     Aug-93  454     725
Sep-87  319     443                     Sep-93  459     746
Oct-87  280     385                     Oct-93  464     771
Nov-87  245     319                     Nov-93  463     764
87      241     315                     93      466     763
Jan-88  250     339                     Jan-94  473     788
Feb-88  258     354                     Feb-94  472     788
Mar-88  266     376                     Mar-94  464     786
Apr-88  263     377                     Apr-94  447     732
May-88  256     372                     May-94  451     728
Jun-88  271     386                     Jun-94  455     723
Jul-88  269     391                     Jul-94  451     713
Aug-88  264     380                     Aug-94  464     739
Sep-88  268     382                     Sep-94  467     764
Oct-88  277     385                     Oct-94  464     762
Nov-88  271     373                     Nov-94  461     760
88      277     376                     94      455     735
Jan-89  285     389                     Jan-95  465     758
Feb-89  294     404                     Feb-95  482     784
Mar-89  293     404                     Mar-95  493     807
Apr-89  302     417                     Apr-95  508     825
May-89  314     436                     May-95  524     860
Jun-89  324     448                     Jun-95  539     906
Jul-89  332     447                     Jul-95  557     979
Aug-89  347     462                     Aug-95  559     1010
Sep-89  347     469                     Sep-95  579     1051
Oct-89  347     470                     Oct-95  583     1022
Nov-89  340     455                     Nov-95  596     1047
89      349     449                     95      615     1047
Jan-90  340     439                     Jan-96  614     1025
Feb-90  330     425                     Feb-96  650     1094
Mar-90  338     436                     Mar-96  647     1093
Apr-90  338     429                     Apr-96  646     1136
May-90  350     443                     May-96  661     1221
Jun-90  360     462                     Jun-96  669     1205
Jul-90  360     456                     Jul-96  644     1106
Aug-90  331     396                     Aug-96  662     1134
Sep-90  315     369                     Sep-96  675     1186
Oct-90  307     338                     Oct-96  701     1234
Nov-90  315     348                     Nov-96  736     1260
                                        96      743     1292
                                        Jan-97  766     1345
                                        Feb-97  798     1349
                                        Mar-97  729     1284
                                        Apr-97  764     1225

Numerous factors hold sway on the bond market at the current time: Fed tightening, inflation paranoia, balanced budget delays, and possible reduced foreign demand for domestic bonds. For the most part, however, bonds are a captive of the perception of the rate of economic growth. To the extent that the economy appears overheated bonds will continue to inch up. The current momentum of the economy suggests that this is a plausible risk. To the extent that the economy moderates as we expect, it would be reasonable for bond yields to fall. In the period of recent above-trend growth and rising interest rates, we have successfully pursued a defensive strategy.

                               TREASURY YIELDS

This line graph depicts the yields of the 30 year Treasury Bond and 3 month T-bill.

       30 year 3 month                   30 year  3 month
        bonds   bills                      bonds   bills
        11.52   8.06               90      8.24    6.74
Jan-85  11.45   7.76               Jan-91  8.27    6.22
Feb-85  11.47   8.26               Feb-91  8.03    5.94
Mar-85  11.81   8.52               Mar-91  8.29    5.91
Apr-85  11.47   7.95               Apr-91  8.21    5.65
May-85  11.05   7.48               May-91  8.27    5.46
Jun-85  10.45   6.95               Jun-91  8.47    5.57
Jul-85  10.5    7.08               Jul-91  8.45    5.58
Aug-85  10.56   7.13               Aug-91  8.14    5.33
Sep-85  10.61   7.1                Sep-91  7.95    5.22
Oct-85  10.5    7.16               Oct-91  7.93    4.99
Nov-85  10.06   7.24               Nov-91  7.92    4.56
85      9.54    7.1                91      7.7     4.07
Jan-86  9.4     7.07               Jan-92  7.58    3.8
Feb-86  8.93    7.06               Feb-92  7.85    3.84
Mar-86  7.96    6.56               Mar-92  7.97    4.04
Apr-86  7.39    6.06               Apr-92  7.96    3.75
May-86  7.52    6.15               May-92  7.89    3.63
Jun-86  7.57    6.21               Jun-92  7.84    3.66
Jul-86  7.27    5.83               Jul-92  7.6     3.21
Aug-86  7.33    5.53               Aug-92  7.39    3.13
Sep-86  7.62    5.21               Sep-92  7.34    2.91
Oct-86  7.7     5.18               Oct-92  7.53    2.86
Nov-86  7.52    5.35               Nov-92  7.61    3.13
86      7.37    5.53               92      7.44    3.22
Jan-87  7.39    5.43               Jan-93  7.34    3
Feb-87  7.54    5.59               Feb-93  7.09    2.93
Mar-87  7.55    5.59               Mar-93  6.82    2.95
Apr-87  8.25    5.64               Apr-93  6.85    2.87
May-87  8.78    5.66               May-93  6.92    2.96
Jun-87  8.57    5.67               Jun-93  6.81    3.07
Jul-87  8.64    5.69               Jul-93  6.63    3.04
Aug-87  8.97    6.04               Aug-93  6.32    3.02
Sep-87  9.59    6.4                Sep-93  6       2.95
Oct-87  9.61    6.13               Oct-93  5.94    3.02
Nov-87  8.95    5.69               Nov-93  6.21    3.1
87      9.12    5.77               93      6.25    3.06
Jan-88  8.83    5.81               Jan-94  6.29    2.98
Feb-88  8.43    5.66               Feb-94  6.49    3.25
Mar-88  8.63    5.7                Mar-94  6.91    3.5
Apr-88  8.95    5.91               Apr-94  7.27    3.68
May-88  9.23    6.26               May-94  7.41    4.14
Jun-88  9       6.46               Jun-94  7.4     4.14
Jul-88  9.14    6.73               Jul-94  7.58    4.33
Aug-88  9.32    7.06               Aug-94  7.49    4.48
Sep-88  9.06    7.24               Sep-94  7.71    4.62
Oct-88  8.89    7.35               Oct-94  7.94    4.95
Nov-88  9.02    7.76               Nov-94  8.08    5.29
88      9.01    8.07               94      7.87    5.6
Jan-89  8.93    8.26               Jan-95  7.85    5.71
Feb-89  9.01    8.53               Feb-95  7.61    5.77
Mar-89  9.17    8.82               Mar-95  7.45    5.73
Apr-89  9.03    8.65               Apr-95  7.35    5.82
May-89  8.83    8.43               May-95  6.95    5.67
Jun-89  8.27    8.15               Jun-95  6.57    5.63
Jul-89  8.08    7.88               Jul-95  6.72    5.42
Aug-89  8.12    7.9                Aug-95  6.86    5.55
Sep-89  8.15    7.75               Sep-95  6.55    5.28
Oct-89  8       7.64               Oct-95  6.37    5.28
Nov-89  7.9     7.69               Nov-95  6.26    5.36
89      7.9     7.63               95      6.06    5.14
Jan-90  8.26    7.64               Jan-96  6.05    5
Feb-90  8.5     7.74               Feb-96  6.24    4.83
Mar-90  8.56    7.9                Mar-96  6.6     4.96
Apr-90  8.76    7.77               Apr-96  6.79    4.95
May-90  8.73    7.74               May-96  6.93    5.02
Jun-90  8.46    7.73               Jun-96  7.06    5.09
Jul-90  8.5     7.62               Jul-96  7.03    5.15
Aug-90  8.86    7.45               Aug-96  6.84    5.05
Sep-90  9.03    7.36               Sep-96  7.03    5.09
Oct-90  8.86    7.17               Oct-96  6.81    4.99
Nov-90  8.54    7.06               Nov-96  6.49    5.16
                                   96      6.327   5.03
                                   Jan-97  6.83    5.03
                                   Feb-97  6.69    5.01
                                   Mar-97  6.93    5.27
                                   Apr-97  7.088   5.281

We note with pleasure that our disciplined approach to investing can be served through our new First American Strategy Funds. The Strategy Funds are designed to match your investment objective with the appropriate mix of First American equity and fixed income funds.

We appreciate your confidence and look forward to serving you in the coming year.

Sincerely,


/s/ John M. Murphy, Jr.
John M. Murphy, Jr.
Chief Investment Officer,
First Asset Management




STATEMENTS OF NET ASSETS -- MARCH 31, 1997                        (Unaudited)


INCOME FUND

Description                               Shares                  Value (000)
-----------------------------------------------------------------------------
EQUITY FUNDS--26.7%
First American Investment Funds, Inc.
  Equity Income Fund                      220,041                   $ 2,935
  Real Estate Securities Fund              45,531                       601

TOTAL EQUITY FUNDS
  Cost ($3,545)                                                       3,536

FIXED INCOME FUND--59.7%
First American Investment Funds, Inc.
  Fixed Income Fund                       746,540                     7,913

TOTAL FIXED INCOME FUND
  Cost ($8,087)                                                       7,913

MONEY MARKET FUND--5.6%
First American Funds, Inc.
  Prime Obligations Fund                  735,789                       736

TOTAL MONEY MARKET FUND
  Cost ($736)                                                           736

TOTAL INVESTMENTS--92.0%
  Cost ($12,368)                                                     12,185

OTHER ASSETS AND LIABILITIES, NET--8.0% (1)                           1,056

NET ASSETS:
Portfolio shares--($.01 par value--20 billion
  authorized) based on 1,310,136 outstanding
  shares                                                            $13,404
Distributions in excess of net
  investment income                                                      (1)
Accumulated net realized gain on investments                             21
Net unrealized depreciation of investments                             (183)

TOTAL NET ASSETS                                                    $13,241

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
  PRICE PER SHARE                                                   $ 10.11


(1) Other Assets and Liabilities, Net is made up of:
        Accrued income             $    3
        Capital shares sold         1,232
        Other assets                   27
        Accrued expenses               (8)
        Securities purchased         (133)
        Capital shares redeemed       (27)
        Other liabilities             (38)
                                   $1,056

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




STATEMENTS OF NET ASSETS -- MARCH 31, 1997                        (Unaudited)


GROWTH AND INCOME FUND

Description                               Shares                 Value (000)
----------------------------------------------------------------------------
EQUITY FUNDS--51.2%
First American Investment Funds, Inc.
  Diversified Growth Fund                 105,538                   $ 1,476
  Emerging Growth Fund*                    51,703                       663
  International Fund                       44,127                       482
  Real Estate Securities Fund              28,960                       382
  Regional Equity Fund                     38,774                       663
  Stock Fund                               64,931                     1,494

TOTAL EQUITY FUNDS
  Cost ($5,342)                                                       5,160

FIXED INCOME FUND--38.4%
First American Investment Funds, Inc.
  Fixed Income Fund                       365,357                     3,873

TOTAL FIXED INCOME FUND
  Cost ($3,957)                                                       3,873

MONEY MARKET FUND--5.4%
First American Funds, Inc.
  Prime Obligations Fund                  544,319                       544

TOTAL MONEY MARKET FUND
  Cost ($544)                                                           544

TOTAL INVESTMENTS--95.0%
  Cost ($9,843)                                                       9,577

OTHER ASSETS AND LIABILITIES, NET -- 5.0% (1)                           507

NET ASSETS:
Portfolio shares--($.01 par value--20 billion
  authorized) based on 984,133 outstanding
  shares                                                            $10,277
Distributions in excess of net
  investment income                                                      (1)
Accumulated net realized gain on investments                             74
Net unrealized depreciation of investments                             (266)

TOTAL NET ASSETS                                                    $10,084

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
  PRICE PER SHARE                                                   $ 10.25


* Non-income producing security.

(1) Other Assets and Liabilities, Net is made up of:
        Accrued income              $  3
        Capital shares sold          653
        Other assets                  27
        Accrued expenses              (2)
        Securities purchased         (68)
        Capital shares redeemed      (68)
        Other liabilities            (38)
                                    $507

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




STATEMENTS OF NET ASSETS -- MARCH 31, 1997                        (Unaudited)

GROWTH FUND

Description                               Shares                  Value (000)
-----------------------------------------------------------------------------

EQUITY FUNDS--68.5%
First American Investment Funds, Inc.
  Diversified Growth Fund                 43,495                    $  608
  Emerging Growth Fund*                   32,460                       416
  International Fund                      38,788                       424
  Regional Equity Fund                    24,345                       416
  Special Equity Fund                     21,179                       411
  Stock Fund                              26,760                       616

TOTAL EQUITY FUNDS
  Cost ($2,989)                                                      2,891

FIXED INCOME FUND--25.3%
First American Investment Funds, Inc.
  Fixed Income Fund                      100,346                     1,064

TOTAL FIXED INCOME FUND
  Cost ($1,088)                                                      1,064

MONEY MARKET FUND--6.3%
First American Funds, Inc.
  Prime Obligations Fund                 266,116                       266

TOTAL MONEY MARKET FUND
  Cost ($266)                                                          266

TOTAL INVESTMENTS--100.1%
  Cost ($4,343)                                                      4,221

OTHER ASSETS AND LIABILITIES, NET--(0.1)%                               (3)

NET ASSETS:
  Portfolio shares--($.01 par value--20 billion
    authorized) based on 414,704 outstanding
    shares                                                          $4,284
  Accumulated net realized gain on investments                          56
  Net unrealized depreciation of investments                          (122)

TOTAL NET ASSETS--100.0%                                            $4,218

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
  PRICE PER SHARE                                                   $10.17

* Non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




STATEMENTS OF NET ASSETS -- MARCH 31, 1997                        (Unaudited)

AGGRESSIVE GROWTH FUND

Description                               Shares                  Value (000)
-----------------------------------------------------------------------------

EQUITY FUNDS--82.2%
First American Investment Funds, Inc.
  Diversified Growth Fund                 28,654                   $  401
  Emerging Growth Fund*                   37,927                      486
  Health Sciences Fund                    15,354                      148
  International Fund                      52,303                      572
  Regional Equity Fund                    28,442                      486
  Special Equity Fund                     24,742                      480
  Stock Fund                              19,231                      442
  Technology Fund*                        10,226                      144

TOTAL EQUITY FUNDS
  Cost ($3,287)                                                     3,159

FIXED INCOME FUND--9.9%
First American Investment Funds, Inc.
  Fixed Income Fund                       36,086                      383

TOTAL FIXED INCOME FUND
  Cost ($391)                                                         383

MONEY MARKET FUND--5.0%
First American Funds, Inc.
  Prime Obligations Fund                 190,812                      191

TOTAL MONEY MARKET FUND
  Cost ($191)                                                         191

TOTAL INVESTMENTS--97.1%
  Cost ($3,869)                                                     3,733

OTHER ASSETS AND LIABILITIES, NET--2.9%                               110

NET ASSETS:
  Portfolio shares--($.01 par value--20 billion
    authorized) based on 379,328 outstanding
    shares                                                         $3,911
  Accumulated net realized gain on investments                         68
  Net unrealized depreciation of investments                         (136)

TOTAL NET ASSETS--100.0%                                           $3,843

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
  PRICE PER SHARE                                                  $10.13

* Non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




STATEMENTS OF OPERATIONS(000)                                        (Unaudited)


For the period ended March 31, 1997

                                                              GROWTH
                                                                AND                         AGGRESSIVE
                                                INCOME        INCOME         GROWTH          GROWTH
                                                FUND (1)      FUND (1)       FUND (1)        FUND (1)
                                                --------      --------       --------        --------
INVESTMENT INCOME:
Interest                                        $   9          $   7           $   3          $   3
Dividends                                         131             65              23             15

Total investment income                           140             72              26             18

EXPENSES:
Investment advisory fees                            7              5               3              3
Waiver of investment advisory fees                 (7)            (5)             (3)            (3)
Reimbursement of expenses by adviser              (57)           (54)            (47)           (46)
Administrator fees                                 25             25              25             25
Transfer agent fees                                 7              7               6              6
Amortization of organizational costs                2              2               2              2
Custodian fees                                      1              1              --             --
Directors' fees                                    --             --              --             --
Registration fees                                  13             13              10             10
Professional fees                                  11              9               4              4
Printing                                            5              4               2              2
Shareholder servicing fee                           7              5               3              3
Other                                               2              1               1             --

TOTAL EXPENSES AFTER WAIVERS
 AND REIMBURSEMENTS                                16             13               6              6

Investment income--net                            124             59              20             12

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS--NET:

Realized capital gains received
  from investments                                 11             52              54             64

Net realized gain on investments                   10             22               2              4

Net change in unrealized depreciation
  of investments                                 (183)          (266)           (122)          (136)

NET LOSSES ON INVESTMENTS                        (162)          (192)            (66)           (68)

NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                $ (38)         $(133)          $ (46)         $ (56)


(1) Commenced operations on October 1, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




STATEMENTS OF CHANGES IN NET ASSETS (000)                            (Unaudited)

                                                  GROWTH
                                                    AND                           AGGRESSIVE
                                      INCOME      INCOME          GROWTH            GROWTH
                                       FUND        FUND            FUND              FUND
                                     -------      -------        -------            -------
                                     10/1/96      10/1/96        10/1/96            10/1/96
                                          to           to             to                 to
                                     3/31/97(2)   3/31/97(2)     3/31/97(2)         3/31/97(2)
                                     -------      -------        -------            -------
OPERATIONS:
Investment income--net              $    124      $     59       $     20           $     12
Realized capital gains
  received from investments               11            52             54                 64
Net realized gain on
  investments                             10            22              2                  4
Net change in unrealized
  depreciation of investments           (183)         (266)          (122)            (136)

Net decrease in net assets
  resulting from operations              (38)         (133)           (46)             (56)

DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Investment Income--net:                 (125)          (60)           (20)             (12)

Total Distributions                     (125)          (60)           (20)             (12)

CAPITAL SHARE TRANSACTIONS (1):
  Proceeds from sales                 15,236        12,355          4,901              4,396
  Reinvestment of distributions          114            53             19                 10
  Payments for redemptions            (1,946)       (2,131)          (636)            (495)

Increase in net assets from
  capital share transactions          13,404        10,277          4,284              3,911

Total increase in net assets          13,241        10,084          4,218              3,843

NET ASSETS AT BEGINNING OF
  PERIOD                                  --            --             --                 --

NET ASSETS AT END
  OF PERIOD (3)                     $ 13,241      $ 10,084       $  4,218           $  3,843

(1) Capital share transactions:
      Proceeds from sales              1,489         1,185            474                426
      Reinvestment of
        distributions                     11             5              2                  1
      Payments for redemptions          (190)         (206)           (61)             (48)

NET INCREASE IN CAPITAL SHARES         1,310           984            415                379


(2) Commenced operations on October 1, 1996.

(3) Includes distributions in excess of net investment income of (000) $1 for Income Fund, $1 for Growth and Income Fund, $0 for Growth Fund and $0 for Aggressive Growth Fund at March 31, 1997 respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




FINANCIAL HIGHLIGHTS                                                (Unaudited)
-------------------------------------------------------------------------------


For the period ended March 31, 1997
For a share outstanding throughout the period.

                         NET ASSET                    REALIZED AND    DIVIDENDS
                           VALUE            NET       UNREALIZED      FROM NET
                         BEGINNING      INVESTMENT     GAINS ON      INVESTMENT
                         OF PERIOD        INCOME      INVESTMENTS      INCOME
                         ------------------------------------------------------
Income Fund
 1997(1)                   $10.00          $0.19          $0.11       $(0.19)
Growth and Income Fund
 1997 (1)                  $10.00          $0.12          $0.25       $(0.12)
Growth Fund
 1997(1)                   $10.00          $0.09          $0.17       $(0.09)
Aggressive Growth Fund
 1997 (1)                  $10.00          $0.07          $0.13       $(0.07)


+    Returns are for the period indicated and have not been annualized.
(1) Commenced operations on October 1, 1996. All ratios for the period have been annualized.



                                                                    RATIO OF
                                                    RATIO OF NET   EXPENSES TO
NET ASSET                              RATIO OF     INVESTMENT       AVERAGE
  VALUE                 NET ASSETS    EXPENSES TO   INCOME TO      NET ASSETS
 END OF       TOTAL       END OF       AVERAGE       AVERAGE       (EXCLUDING    PORTFOLIO
 PERIOD       RETURN   PERIOD (000)   NET ASSETS    NET ASSETS       WAIVERS)    TURNOVER
-----------------------------------------------------------------------------------------
 $10.11       2.97%+     $13,241        0.60%         4.58%           2.96%         11%

 $10.25       3.70%+     $10,084        0.60%         2.85%           3.41%         19%

 $10.17       2.62%+     $ 4,218        0.60%         1.90%           5.22%          7%

 $10.13       1.97%+     $ 3,843        0.60%         1.14%           5.40%         12%




NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 1997                      (Unaudited)
--------------------------------------------------------------------------------

1   ORGANIZATION

    The Income Fund, Growth and Income Fund, Growth Fund, and Aggressive Growth Fund are mutual funds offered by the First American Strategy Funds, Inc.
    (FASF). FASF (the Funds) is a corporation organized under Minnesota law which is registered under the Investment Company Act of 1940, as amended, as an open end, management investment company. FASF offers shares in several different mutual funds, each of which evidences an interest in a separate and distinct investment portfolio. FASF's articles of incorporation permit the Board of Directors to create additional funds and classes in the future. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies.


2    SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION: Investments are valued at the respective net asset value of each underlying First American Investment Fund determined at the close of the New York Stock Exchange (generally 3:00pm central time) on the valuation date.

    DISTRIBUTION TO SHAREHOLDERS: FASF declares and pays income dividends monthly.

    FEDERAL INCOME TAXES: It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income. Accordingly, no provisions for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st.

    SECURITY TRANSACTIONS AND RELATED INCOME: Security transactions are recorded on the trade date of the security purchase or sale. Dividend income and capital gains are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

    EXPENSES: Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are prorated to the Funds on the basis of relative net asset value.


3   FEES AND EXPENSES

    Pursuant to an investment advisory agreement (the Agreement), First Bank National Association (the Adviser) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Adviser a monthly fee based upon average daily net assets. The fee for each of the Funds is equal to an annual rate of 0.25% of the average daily net assets. The adviser intends to waive their entire fee for the current fiscal year. Such waivers are voluntary and may be discontinued at any time.

    Through a separate contractual agreement, First Trust National Association, an affiliate of the Adviser, serves as the Funds' custodian.

    SEI Financial Services Company (SFS) and SEI Financial Management Corporation (SFM) serve as distributor and administrator of the Funds, respectively. FASF has adopted and entered into a shareholder service plan and agreement with SFS. Each Fund pays to SFS a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each Fund, which is computed daily and paid monthly. SFM provides administrative services, including certain accounting, legal, and shareholder services, at an annual rate of 0.12% of each Fund's average daily net assets, with a minimum annual fee of $50,000 per Fund. To the extent that the aggregate net assets of all the First American Funds (including First American Funds, Inc. and First American Investment Funds, Inc.) exceed $8 billion, the percentage stated above is reduced to 0.105%.

    In addition to the investment advisory and management fees, custodian fees, service fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

    For the period ended March 31, 1997, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

    DST Systems, Inc. provides transfer agent services for the Funds.


4   INVESTMENT SECURITY TRANSACTIONS

    During the period ended March 31,1997, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities were as follows (000):


                             U.S. GOVERNMENT       OTHER INVESTMENT
                               SECURITIES             SECURITIES
                           ------------------    -------------------
                           PURCHASES    SALES    PURCHASES     SALES
                           ---------    -----    ---------     -----

    Income Fund              $ --       $ --      $12,134      $645
    Growth and Income Fund     --         --       10,092       883
    Growth Fund                --         --        4,187       168
    Aggressive Growth Fund     --         --        3,928       254

    At March 31, 1997 the total cost of securities for Federal income tax purposes, was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 1997 is as follows (000):

                            AGGREGATE       AGGREGATE
                              GROSS           GROSS
                           APPRECIATION    DEPRECIATION      NET
                           ------------    ------------     -----

    Income Fund                $41            $(224)       $(183)
    Growth and Income Fund      23             (289)        (266)
    Growth Fund                 17             (139)        (122)
    Aggressive Growth Fund      22             (158)        (136)


5   DEFERRED ORGANIZATIONAL AND OFFERING COSTS

    Organizational costs have been capitalized by the Funds and are being amortized over 60 months commencing with operations on a straight-line basis. In the event any of the initial shares are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $60,000 for organizational work performed by a law firm of which the Secretary of the Funds is a partner.

    Offering costs have been capitalized by the Funds and will be amortized over twelve months commencing with operations.





FIRST AMERICAN STRATEGY FUNDS
Oaks, Pennsylvania 19456

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
Oaks, Pennsylvania 19456

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
1004 Baltimore
Kansas City, Missouri 64105

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402





This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the Funds included. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by, First Bank National Association or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involve investment risk including loss of principal amount invested.



                                                                  FASF-4005 5/97